Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
	December 31, 2020	December 31, 2019

Electronic equipment	$82,736	$78,327
Office equipment	47,885	42,979
Server room equipment	213,984	200,141
Vehicle	278,534	260,515
Leasehold improvement	14,910	14,841
Furniture	4,789	4,767
Less: accumulated depreciation	(270,623)	(140,701)
Total	$372,215	$460,869